Investment Risks	Oct. 27, 2026
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Information technology sector risk [Member]
Prospectus [Line Items]
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Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The market prices of information technology securities may be especially volatile, and adverse developments affecting the information technology sector could cause the Fund’s shares to decline in value.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | China risk [Member]
Prospectus [Line Items]
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China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatility; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons)

and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China’s major trading partners, natural disasters, or public health threats. Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic concentration risk: To the extent the Fund focuses its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | China A-shares and Stock Connect investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China A-shares and Stock Connect investing risk: China A-shares are subject to a number of restrictions imposed by Chinese securities regulations and listing rules. Investments by foreign investors in China A-shares are subject to various restrictions, regulations and limits. The China A-share market is volatile and can have a higher risk of suspension of trading in a particular security or multiple securities or government intervention than many other global equity markets. Trading suspensions could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund.

Investing in A-shares through Stock Connect continues to evolve and future developments may restrict or otherwise affect the Fund’s investments or returns. Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund’s ability to invest in A-shares through the Stock Connect program. The Fund’s invest‐

ments in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and listing rules, among other restrictions. Any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices and tax treatment. These risks are heightened by the developing state of the PRC’s investment and banking systems in general. The Shanghai, Shenzhen, and Beijing markets may be open at a time when the Stock Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Initial public offerings (“IPOs”)/private placement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Initial public offerings (“IPOs”)/private placement risk: The purchase of shares issued in IPOs and investments in the stocks of privately held companies may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Investing in other funds risk [Member]
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Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | Management risk [Member]
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Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting stan‐

dards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | High yield securities (“junk bonds”) risk [Member]
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High yield securities (“junk bonds”) risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities and are considered to be speculative. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including subordination to other creditors and default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, and more likely to be subject to an issuer’s downgrade than higher rated fixed income securities. In addition, high yield securities are often thinly traded and may be more difficult to sell and value than higher rated fixed income securities of a similar maturity.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Foreign investing risk [Member]
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Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Asset allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
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Interest rate risk: The value of the Fund’s investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Credit Risk [Member]
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Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportion‐

ate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Sovereign debt risk [Member]
Prospectus [Line Items]
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Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | US Government securities risk [Member]
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US Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the Fund (e.g., Congressional debt ceiling impasses).

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buy‐

ers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Mortgage- and asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risk: Mortgage- and asset-backed securities are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk. Conversely, in periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., collateralized mortgage obligations, as applicable) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. TBA securities are subject to the risk that the actual securities received by the Fund may be less favorable than anticipated, or that a counterparty will default or otherwise fail to deliver the security. In addition, TBA transactions may significantly increase the Fund’s portfolio turnover rate.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Prepayment or call risk [Member]
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Prepayment or call risk: Prepayment or call risk refers to the risk that issuers of debt securities will prepay obligations more rapidly than expected, especially when interest rates are falling, and the Fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Floating or variable rate securities risk [Member]
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Floating or variable rate securities risk: Floating or variable rate securities bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The market value of floating rate and variable rate securities generally fluctuates less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Additionally, these securities may decline in value if their coupon/interest rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Portfolio turnover risk [Member]
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Portfolio turnover risk: The Fund engages in frequent trading from time to time, which can result in high portfolio turnover (100% or more). A high portfolio turnover rate involves greater expenses to the Fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uni‐

form accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Financials sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials sector risk: The Fund’s performance may be particularly affected by developments affecting the financials sector as a result of significant investments in such sector. In particular, investments in the financials sector may be particularly affected by economic cycles, business developments, interest rate changes, regulatory changes, and intense competition, among other factors.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatility; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan tend to be lower than such standards in more developed economies. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed

Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China’s major trading partners, natural disasters, or public health threats. Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Sustainability factor risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sustainability factor risk: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund’s sustainability factors used in its investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund’s sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors may cause the Fund’s industry allocation to deviate from that of funds without these considerations.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic concentration risk: To the extent the Fund focuses its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance consider‐

ations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | High yield securities (“junk bonds”) risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High yield securities (“junk bonds”) risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities and are considered to be speculative. For example, lower-rated securities may be

(1) subject to a greater risk of loss of principal and non-payment of interest (including subordination to other creditors and default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, and more likely to be subject to an issuer’s downgrade than higher rated fixed income securities. In addition, high yield securities are often thinly traded and may be more difficult to sell and value than higher rated fixed income securities of a similar maturity.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The value of the Fund’s investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatility; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

The Fund may invest in bonds issued by the PRC and certain other PRC-based entities which trade on the China interbank bond market (“CIBM”) through the CIBM Direct Access Program or the China—Hong Kong Bond Connect program (the “Bond Connect Program”). The CIBM Direct Access Program and the Bond Connect Program may be subject to further interpretation and guidance and future developments may restrict or otherwise affect the Fund’s investments or returns. There can be no assurance that the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, the Fund’s ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected, and if the Fund is unable to ade‐

quately access the CIBM through other means, the Fund’s ability to achieve its investment objective will be adversely affected. There also can be no assurance that further regulations will not affect the availability of securities in the Bond Connect Program, the frequency of redemptions or other limitations. Further, the necessary trading, settlement and information technology systems for the Bond Connect Program may not function properly, causing the Bond Connect Program to be disrupted. In addition, the application and interpretation of the laws and regulations of Hong Kong, the PRC, and the People’s Bank of China and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the CIBM Direct Access Program and Bond Connect Program are uncertain, and they may have an adverse effect on the Fund’s performance.

Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the Fund (e.g., Congressional debt ceiling impasses).

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Mortgage- and asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risk: Mortgage- and asset-backed securities are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk. Conversely, in periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., collateralized mortgage obligations, as applicable) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. TBA securities are subject to the risk that the actual securities received by the Fund may be less favorable than anticipated, or that a counterparty will default or otherwise fail to deliver the security. In addition, TBA transactions may significantly increase the Fund’s portfolio turnover rate.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Prepayment or call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment or call risk: Prepayment or call risk refers to the risk that issuers of debt securities will prepay obligations more rapidly than expected, especially when interest rates are falling, and the Fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Floating or variable rate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Floating or variable rate securities risk: Floating or variable rate securities bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The market value of floating rate and variable rate securities generally fluctuates less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Additionally, these securities may decline in value if their coupon/interest rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk: Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more vol‐

atile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Risks of development bank bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of development bank bonds: The value of the Fund’s investments in bonds issued by development banks may fall due to adverse financial market developments in the United States and abroad. Borrowers from development banks include foreign countries, which may include emerging market countries, and borrowers of specific development banks also include the private sector with or without government guarantee. Therefore, negative economic, social and political developments could affect the ability of a borrower to repay its loan to the development bank and thus affect its financial condition. In addition, investments in such development bank bonds may involve special risks because the Fund may have limited legal recourse in the event of default. Also, development bank bonds may sometimes be less liquid and more difficult to sell and to value than high-quality securities of US issuers. Bonds issued by a development bank are backed by the shareholders of the development bank. The development bank may be supported via various mechanisms, including preferred creditor status, equity injections by its shareholders and callable capital, even though the latter may have never been tested with respect to an issuer. Changes in the shareholder structure of a development bank or changes in the strength of the support by its shareholders could affect the credit rating and thus the value of the bonds issued by the development bank.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The value of the Fund’s investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration risk: The Fund concentrates investments in the bonds of development banks. The risk is that if the Fund has most of its investments in a single industry, its portfolio will be more susceptible to factors adversely affecting that industry than would a more diverse portfolio of securities.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk: The Fund engages in frequent trading from time to time, which can result in high portfolio turnover (100% or more). A high portfolio turnover rate involves greater expenses to the Fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), and credit risk. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the under‐

lying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and data risk: The Advisor may employ a complex strategy using proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor’s quantitative models will perform as expected or result in effective investment decisions for the Fund.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The market prices of information technology securities may be especially volatile, and adverse developments affecting the information technology sector could cause the Fund’s shares to decline in value.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. The Fund could lose all of its investment in a company’s stock.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment style risk: The risk that returns from dividend-paying large capitalization stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Dividend paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend paying stock risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund’s shareholders. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, nonexchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs,

involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and data risk: The Advisor may employ a complex strategy using proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor’s quantitative models will perform as expected or result in effective investment decisions for the Fund.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The Fund’s performance may also be particularly affected by developments affecting the semiconductor industry as a result of significant investments in such industry. Semiconductor companies may be particularly sensitive to fluctuations in demand and competitive pressures, rapid changes in technology, high capital expenditures, manufacturing defects, and disruptions in complex global supply chains. Their operations may also be affected by limited availability of specialized materials or manufacturing capacity and by trade restrictions, tariffs, or export controls.

The market prices of information technology securities, including semiconductor companies, may be especially volatile, and adverse developments affecting the information technology sector and semiconductor industry could cause the Fund’s shares to decline in value.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. The Fund could lose all of its investment in a company’s stock.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment style risk: The risk that returns from large capitalization growth stocks will produce lower returns than the overall stock market. Growth stocks tend to go through cycles of doing better—or worse—than other segments of the stock market, such as value stocks, or the stock market in general.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of

US issuers. These risks are greater for investments in emerging market issuers.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The market prices of information technology securities may be especially volatile, and adverse developments affecting the information technology sector could cause the Fund’s shares to decline in value.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatili‐

ty; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China’s major trading partners, natural disasters, or public health threats. Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic concentration risk: To the extent the Fund focuses its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | China A-shares and Stock Connect investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China A-shares and Stock Connect investing risk: China A-shares are subject to a number of restrictions imposed by Chinese securities regulations and listing rules. Investments by foreign investors in China A-shares are subject to various restrictions, regulations and limits. The China A-share market is volatile and can have a higher risk of suspension of trading in a particular security or multiple securities or government intervention than many other global equity markets. Trading suspensions could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund.

Investing in A-shares through Stock Connect continues to evolve and future developments may restrict or otherwise affect the Fund’s investments or returns. Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund’s ability to invest in A-shares through the Stock Connect program. The Fund’s investments in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and listing rules, among other restrictions. Any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices and tax treatment. These risks are heightened by the developing state of the PRC’s investment and banking systems in general. The Shanghai, Shenzhen, and Beijing markets may be open at a time when the Stock Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Initial public offerings (“IPOs”)/private placement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Initial public offerings (“IPOs”)/private placement risk: The purchase of shares issued in IPOs and investments in the stocks of privately held companies may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Financials sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials sector risk: The Fund’s performance may be particularly affected by developments affecting the financials sector as a result of significant investments in such sector. In particular, investments in the financials sector may be particularly affected by economic cycles, business developments, interest rate changes, regulatory changes, and intense competition, among other factors.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatility; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan tend to be lower than such standards in more developed economies. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China’s major trading partners, natural disasters, or public health threats. Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Sustainability factor risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sustainability factor risk: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund’s sustainability factors used in its investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund’s sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors may cause the Fund’s industry allocation to deviate from that of funds without these considerations.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic concentration risk: To the extent the Fund focuses its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and data risk: The Advisor may employ a complex strategy using proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the con‐

struction and implementation of the models (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor’s quantitative models will perform as expected or result in effective investment decisions for the Fund.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focus risk: To the extent the Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry than another fund having a broader range of investments. As a result, there may be more fluctuation in the price of the Fund’s shares.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Information technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information technology sector risk: The Fund’s performance may be particularly affected by developments affecting the information technology sector as a result of significant investments in such sector. Information technology companies may face rapid technological change, short product cycles, intense competition, changing customer preferences, and substantial research and development costs. A company’s products or services may become obsolete or fail to gain market acceptance, and its financial results may depend on a limited number of products, customers, or key personnel. These companies may also be adversely affected by cybersecurity incidents, service disruptions, data-privacy requirements, changes in government regulation, and the failure to obtain (or delays in obtaining) financing or regulatory approvals. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights and disputes over intellectual property rights may adversely affect the profitability of these companies.

The market prices of information technology securities may be especially volatile, and adverse developments affecting the information technology sector could cause the Fund’s shares to decline in value.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. The Fund could lose all of its investment in a company’s stock.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment style risk: The risk that returns from dividend-paying large capitalization stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Dividend paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend paying stock risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund’s shareholders. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate chang‐

es can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. In addition, nonexchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities and REITs risk: The risk that the Fund’s performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. The performance of REITs depends on how well each REIT manages its properties. Equity REITs, which invest directly in real estate properties and property developers, may be affected by any changes in the value of the underlying property owned by the trusts. REITs expose investors in the Fund to the risks of owning real estate directly, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability, or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for investors or for US regulators to bring litigation or enforcement actions against such issuers, which can increase the risks of loss.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | High yield securities (“junk bonds”) risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High yield securities (“junk bonds”) risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities and are considered to be speculative. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including subordination to other creditors and default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, and more likely to be subject to an issuer’s downgrade than higher rated fixed income securities. In addition, high yield securities are often thinly traded and may be more difficult to sell and value than higher rated fixed income securities of a similar maturity.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The value of the Fund’s investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks; inefficiencies resulting from erratic growth; the unavailability of consistently reliable financial data; asset price volatility; limited accessibility; currency devaluation; absence of operating history for companies; and lack of accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. Investments in China, Hong Kong, and Taiwan are also subject to the risk of escalating tensions and deteriorating relations with the United States as economic and strategic competition between the United States and China intensifies, which could result in further tariffs, trade restrictions, sanctions, or other actions that adversely impact the value of such investments. The Chinese government exercises substantial influence over many aspects of the private sector and may own or control many companies, including by embedding Chinese Communist Party or People’s Armed Forces Department personnel in Chinese companies. In addition, the Chinese government continues to maintain a major role in economic policy making and may alter or discontinue economic or trade reforms at any time.

The Fund may invest in bonds issued by the PRC and certain other PRC-based entities which trade on the China interbank bond market (“CIBM”) through the CIBM Direct Access Program or the China—Hong Kong Bond Connect program (the “Bond Connect Program”). The CIBM Direct Access Program and the Bond Connect Program may be subject to further interpretation and guidance and future developments may restrict or otherwise affect the Fund’s investments or returns. There can be no assurance that the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, the Fund’s ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected, and if the Fund is unable to adequately access the CIBM through other means, the Fund’s ability to achieve its investment objective will be adversely affected. There also can be no assurance that further regulations will not affect the availability of securities in the Bond Connect Program, the frequency of redemptions or other limitations. Further, the necessary trading, settlement and information technology systems for the Bond Connect Program may not function properly, causing the Bond Connect Program to be disrupted. In addition, the application and interpretation of the laws and regulations of Hong Kong, the PRC, and the People’s Bank of China and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the CIBM Direct Access Program and Bond Connect Program are uncertain, and they may have an adverse effect on the Fund’s performance.

Additionally, emerging market countries, such as China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the Fund (e.g., Congressional debt ceiling impasses).

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Mortgage- and asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risk: Mortgage- and asset-backed securities are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk. Conversely, in periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., collateralized mortgage obligations, as applicable) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. TBA securities are subject to the risk that the actual securities received by the Fund may be less favorable than anticipated, or that a counterparty will default or otherwise fail to deliver the security. In addition, TBA transactions may significantly increase the Fund’s portfolio turnover rate.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Prepayment or call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment or call risk: Prepayment or call risk refers to the risk that issuers of debt securities will prepay obligations more rapidly than expected, especially when interest rates are falling, and the Fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Floating or variable rate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Floating or variable rate securities risk: Floating or variable rate securities bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The market value of floating rate and variable rate securities generally fluctuates less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Additionally, these securities may decline in value if their coupon/interest rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the Fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities. The Fund could lose all of its investment in a company’s stock.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk: Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risks of development bank bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of development bank bonds: The value of the Fund’s investments in bonds issued by development banks may fall due to adverse financial market developments in the United States and abroad. Borrowers from development banks include foreign countries, which may include emerging market countries, and borrowers of specific development banks also include the private sector with or without government guarantee. Therefore, negative economic, social and political developments could affect the ability of a borrower to repay its loan to the development bank and thus affect its financial condition. In addition, investments in such development bank bonds may involve special risks because the Fund may have limited legal recourse in the event of default. Also, development bank bonds may sometimes be less liquid and more difficult to sell and to value than high-quality securities of US issuers. Bonds issued by a development bank are backed by the shareholders of the development bank. The development bank may be supported via various mechanisms, including preferred creditor status, equity injections by its shareholders and callable capital, even though the latter may have never been tested with respect to an issuer. Changes in the shareholder structure of a development bank or changes in the strength of the support by its shareholders could affect the credit rating and thus the value of the bonds issued by the development bank.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The value of the Fund’s investments generally will fall when short term interest rates rise, and its yield will tend to lag behind prevailing rates. Securities with longer maturities generally are subject to greater fluctuations in value. Changes in interest rates will likely affect the value of higher-quality securities more than lower-quality securities. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration risk: The Fund concentrates investments in the bonds of development banks. The risk is that if the Fund has most of its investments in a single industry, its portfolio will be more susceptible to factors adversely affecting that industry than would a more diverse portfolio of securities.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk: The Fund engages in frequent trading from time to time, which can result in high portfolio turnover (100% or more). A high portfolio turnover rate involves greater expenses to the Fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the Fund.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk: The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the Fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the Fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations), and credit risk. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in other funds risk: Investments in open- or closed-end investment companies, including ETFs, involve certain risks. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds’ investments and their expenses. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads. In addition, ETFs or closed-end investment companies may trade at a premium or a discount to their net asset value.

UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results. Consequently, the Fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.